Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of changes in the status of total outstanding options
	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2020	400,000	2.25	0.01	3,613
Exercised	—	—	—
Forfeited	—	—	—
Outstanding as of December 31, 2020	400,000	1.25	0.01	1,567
Exercisable as of December 31, 2020	400,000	1.25	0.01	1,567

Schedule of share-based payment award, stock options, valuation assumptions
Assumptions	November 18, 2019

Expected dividend yield (Note i)		3.00%
Risk-free interest rate (Note ii)		1.61%
Expected volatility (Note iii)		50.25%
Expected life (Note iv)		4.12 years
Share price per ordinary share on valuation date	US$	26.64

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on its historical dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the 5-year US Government Bond yield as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was the contractual life of the 521 plan.

Schedule of changes in the status of total outstanding options under 521 Plan
	Number of options	Weighted average exercise price in US$	Weighted average remaining contractual life (Years)	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2020	280,000,000	1.4	4.00	—
Granted	—
Exercised	—	—	—	—
Cancelled	(280,000,000)	1.4	—	—
Outstanding as of December 31, 2020	—	—	—	—